Notes payable	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
Notes payable

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD'000	2019	2018
Short-term loan	4,021	6,718
Short-term loan from shareholders	82	79
Total notes payable	4,103	6,797

As at December 31, 2019, the current notes payable balance was made up of:

-	a USD 4,021,472 short-term loan with ExWorks. See detail in Note 24.

-	short-term loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 82,268 at closing rate (USD 79,122 as at December 31, 2018). These loans do not bear interests.

The weighted–average interest rate on current notes payable, excluding loans from shareholders at 0%, was respectively 10% and 1.62% per annum as at December 31, 2019 and 2018.